General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and administrative expenses
Schedule of general and administrative expenses

	December 31,	December 31,	December 31,
	2019	2018	2017
Rent	$425,450	$488,273	$269,716
Office expenses	1,581,266	944,771	345,986
Legal and professional	1,846,695	1,491,818	912,347
Consulting fees	2,004,616	1,191,593	405,176
Investor relations	330,524	614,803	113,256
Salaries	1,899,978	759,680	326,770
	$8,088,529	$5,490,938	$2,373,251